Other Liabilities	12 Months Ended
Jun. 30, 2021
Other Liabilities [Abstract]
Other liabilities

18. Other liabilities

	2021	2020
Accounts payable for acquisition of Serra Grande Farm (a)	14,632	14,263
Variable consideration for acquisition of Agrifirma (b)	37,796	25,128
	52,428	39,391

Current	45,133	5,017
Non-current	7,295	34,374

a)	On May 18, 2020, the Company acquired 4,489 hectares of Serra Grande Farm for R$25,047. On June 30, 2021, the liability mainly refers to the delivery of 108,000 bags of soybean in two annual installments of 54,000 bags each. The Company maintains its liability measured at fair value through profit or loss.

b)	The consideration transferred in exchange for control of Agrifirma is divided into four classes, classified in the financial statement in accordance with their characteristics. Restricted shares and warrants, given their variation factor, are registered under liabilities and measured at fair value through profit or loss (Note 24).

The maturities of accounts payable due to acquisition of Serra Grande Farm are broken down as follows:

2021

1 year	45,133
2 years	7,295
52,428

The breakdown of the consideration transferred in exchange for the control of Agrifirma is shown below:

	2021	2020
Restricted shares	20,510	13,490
Warrants	16,506	10,860
Subscription warrant dividends	780	778

Total	37,796	25,128